Capital Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Capital Leases of Lessee [Abstract]
Capital Leases
16. Capital Leases
On September 30, 2020, the Company converted operating leases for equipment and vehicles to capital leases and recorded the associated equipment purchases and capital lease liability, current and non-current.
The payment terms on the lease agreements range between 30 and 50 months with payments totaling approximately $0.4 million per month. We use the incremental borrowing rate on our revolving line of credit to calculate the present value on new leases.
Future minimum commitments under
non-cancelable
capital leases for the remainder of 2021 and succeeding years are as follows (in thousands):

2021	$1,379
2022	5,088
2023	3,847
2024	1,654
2025	653

Total minimum lease payments	$12,621
Less: amount representing interest	(1,272)

Present value of total net minimum lease payments	$11,349
Less: current portion of net minimum lease payments	(4,625)

Long-term portion of net minimum lease payments	$6,724

The above table is exclusive of the $2.1 million bargain purchase price
associated with the $13.5
million total liability to capital leases as presented on the consolidat
e
d balance sheet.

20. Capital Leases
On December 31, 2019, the company financed certain IT related and other equipment under capital lease agreements and certain IT related and other equipment and vehicles under operating lease agreements. The capital lease agreement requires 48 monthly payments, totaling $15,562 per month. The interest rate necessary to calculate the present value was an incremental borrowing rate of 3.8%, which is the rate on the revolving line of credit as of December 31, 2019.
On September 30, 2020, the Company converted the remaining operating leases for equipment and vehicles to capital leases and recorded the associated equipment purchases and capital lease liability, current and non-current.
The payment terms on the lease agreements range between 30 and 50 months with payments totaling approximately $0.3 million per month. The interest rate necessary to calculate the present value was an incremental borrowing rate of 3.25%, which is the rate on the revolving line of credit as of September 30, 2020.
Future minimum commitments under
non-cancelable
capital leases are as follows for the years ending December 31 (in thousands):

2021	$3,916
2022	3,583
2023	2,341
2024	307
2025	—

Total minimum lease payments	10,147
Less: amount representing interest	(922)

Present value of total net minimum lease payments	9,225
Less: current portion of net minimum lease payments	(3,495)

Long-term portion of net minimum lease payments	$5,730

The above table is exclusive of the $1.9 million bargain purchase price associated with the $11.0 million total liability to capital leases as presented on the combined balance sheet.